Subsequent Events - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands							1 Months Ended	3 Months Ended
	Mar. 28, 2024	Mar. 27, 2024	Mar. 01, 2024	Feb. 12, 2024	Feb. 09, 2024	Sep. 13, 2023	Mar. 31, 2024	Mar. 31, 2024	Jun. 30, 2024	Mar. 20, 2024	Dec. 31, 2023	Dec. 22, 2023	Jun. 13, 2023	Mar. 31, 2023	Dec. 31, 2022	Feb. 10, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Other commitment									$ 6,138
Agreement periods				24 months
Commitment fee paid in shares					33,333
Common stock par or stated value per share									$ 0.0001		$ 0.0001				$ 0.0001
Payments for merger related costs	$ 7,058				$ 150
Zapata Computing, Inc. [Member]
Subsequent Event [Line Items]
Common stock par or stated value per share											$ 0.0001				$ 0.0001		$ 0.0001
Capital Support Agreement [Member]
Subsequent Event [Line Items]
Amount Pay To The Third Party For Capital Market Agreement					300
Marketing Services Agreement [Member]
Subsequent Event [Line Items]
Stock issued during the period value for services					300
Placement Agent Agreement [Member]
Subsequent Event [Line Items]
Retain of an additional third party raising amount							$ 10,000
Execution of the placement agent agreement term							60 days
Percentage of cash fee received from investor							7.00%
Receipts of proceeds from investor for business days							7 days
Cash Payment In Relation To Financing Proceeds								$ 123
Placement Agent Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Percentage of common stock issued							3.00%
Common stock par or stated value per share							$ 4.5	$ 4.5
Andretti Global [Member]
Subsequent Event [Line Items]
Other commitment																$ 8,000
Andretti Global [Member] | Zapata Computing, Inc. [Member]
Subsequent Event [Line Items]
Other commitment																$ 8,000
Sponsor Ship Agreement [Member] | Andretti Autosport One LLC [Member]
Subsequent Event [Line Items]
Other commitment	1,000
Enterprise Solution Subscription Agreement [Member] | Andretti Global [Member]
Subsequent Event [Line Items]
Other commitment	$ 1,000
Capital Market Advisory Agreement With Additional Third Party Member
Subsequent Event [Line Items]
Other commitment						$ 1,250
Capital Market Advisory Agreement With Additional Third Party Member | Zapata Computing, Inc. [Member]
Subsequent Event [Line Items]
Debt instrument face value										$ 250
Other commitment						$ 1,250
Capital Market Advisory Agreement With Additional Third Party Member | Sponsor [Member] | Business Combination Agreement [Member] | SPAC Common Stock [Member] | Zapata Computing, Inc. [Member]
Subsequent Event [Line Items]
Number of trading days for determining the share price						5 days
Senior Notes [Member]
Subsequent Event [Line Items]
Debt instrument face value		$ 150											$ 20,000
Debt Instrument, Interest Rate, Stated Percentage												20.00%	20.00%
Secured Debt									$ 2,081
Debt conversion, converted instrument, shares issued	3,257,876
Debt instrument, convertible, conversion price									$ 4.5
Senior Notes [Member] | Zapata Computing, Inc. [Member]
Subsequent Event [Line Items]
Debt instrument face value													$ 20,000
Debt Instrument, Interest Rate, Stated Percentage													20.00%
Subsequent Event [Member] | Zapata Computing, Inc. [Member]
Subsequent Event [Line Items]
Payments for merger related costs	$ 7,227				150
Subsequent Event [Member] | Capital Support Agreement [Member] | Zapata Computing, Inc. [Member]
Subsequent Event [Line Items]
Amount Pay To The Third Party For Capital Market Agreement					$ 300
Subsequent Event [Member] | Common Stock [Member] | Zapata Computing, Inc. [Member]
Subsequent Event [Line Items]
Percentage of common stock issued			3.00%
Subsequent Event [Member] | Marketing Services Agreement [Member] | New Company Common Stock [Member] | Zapata Computing, Inc. [Member]
Subsequent Event [Line Items]
Stock issued during the period value for services	$ 300
Commitment fee paid in shares	30,706
Subsequent Event [Member] | Placement Agent Agreement [Member] | Zapata Computing, Inc. [Member]
Subsequent Event [Line Items]
Retain of an additional third party raising amount			$ 10,000
Execution of the placement agent agreement term			60 days
Percentage of cash fee received from investor			7.00%
Receipts of proceeds from investor for business days							7 days
Cash Payment In Relation To Financing Proceeds			$ 123
Subsequent Event [Member] | Placement Agent Agreement [Member] | Common Stock [Member] | Zapata Computing, Inc. [Member]
Subsequent Event [Line Items]
Common stock par or stated value per share							$ 4.5	$ 4.5
Subsequent Event [Member] | Capital Market Advisory Agreement With A Third Party [Member] | Zapata Computing, Inc. [Member]
Subsequent Event [Line Items]
Debt conversion, converted instrument, shares issued		33,333
Subsequent Event [Member] | Collaborative Research Agreement With Third Party [Member] | Zapata Computing, Inc. [Member]
Subsequent Event [Line Items]
Other commitment				$ 2,063
Agreement periods				24 months
Secured Debt				$ 1,000
Subsequent Event [Member] | Sponsor Ship Agreement [Member] | Andretti Autosport One LLC [Member] | Zapata Computing, Inc. [Member]
Subsequent Event [Line Items]
Other commitment														$ 1,000
Subsequent Event [Member] | Enterprise Solution Subscription Agreement [Member] | Andretti Global [Member] | Zapata Computing, Inc. [Member]
Subsequent Event [Line Items]
Other commitment														1,000
Subsequent Event [Member] | Deferred Payment Agreement [Member] | Zapata Computing, Inc. [Member]
Subsequent Event [Line Items]
Payment of interest	$ 326
Convertible Debt, Current	$ 2,518
Debt Instrument, Interest Rate, Stated Percentage	4.50%
Subsequent Event [Member] | Capital Market Advisory Agreement With Additional Third Party Member
Subsequent Event [Line Items]
Debt instrument face value										1,000
Subsequent Event [Member] | Capital Market Advisory Agreement With Additional Third Party Member | Zapata Computing, Inc. [Member]
Subsequent Event [Line Items]
Debt instrument face value										$ 1,000
Subsequent Event [Member] | Senior Notes [Member] | Zapata Computing, Inc. [Member]
Subsequent Event [Line Items]
Debt instrument face value		$ 150												7,150
Secured Debt	$ 2,000
Interest component of debt settled by way of shares	$ 14,661
Debt conversion, converted instrument, shares issued	3,257,876
Debt instrument, convertible, conversion price	$ 4.5
Subsequent Event [Member] | Senior Notes [Member] | Advisory Agreements For Capital Markets [Member] | Zapata Computing, Inc. [Member]
Subsequent Event [Line Items]
Debt instrument face value														$ 1,150